UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22216

GAMCO Natural Resources, Gold & Income Trust

(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

John C. Ball
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (OMB) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

GAMCO Natural Resources, Gold & Income Trust

Semiannual Report — June 30, 2026

(Y)our Portfolio Management Team

Caesar M. P. Bryan	Vincent Hugonnard-Roche

To Our Shareholders,

For the six months ended June 30, 2026, the net asset value (NAV) total return of the GAMCO Natural Resources, Gold & Income Trust (the Fund) was (0.3)%, compared with total returns of 6.4% and (6.6)% for the Chicago Board Options Exchange (CBOE) Standard & Poor’s (S&P) 500 Buy/Write Index and the Philadelphia Gold & Silver Index (XAU), respectively. The total return for the Fund’s publicly traded shares was 14.1%. The Fund’s NAV per share was $7.93, while the price of the publicly traded shares closed at $8.15 on the New York Stock Exchange (NYSE). See page 3 for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2026.

Investment Objective and Strategy (Unaudited)

The GAMCO Natural Resources, Gold & Income Trust is a diversified, closed-end management investment company. The Fund’s investment objective is to provide a high level of current income. The Fund’s secondary investment objective is to seek capital appreciation consistent with the Fund’s strategy and primary objective. Under normal market conditions, the Fund will attempt to achieve its objectives by investing 80% of its assets in equity securities of companies principally engaged in natural resource and gold industries, and by writing covered call options on the underlying equity securities.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

Performance Discussion (Unaudited)

The explosive energy rally of the first quarter rapidly devolved by the second. As surging prices triggered domestic inflation, public support for the administration’s military maneuvers cratered. To manage political capital, the administration brokered a ceasefire, exposing a new more binary supply paradigm: “war on” guarantees severe structural shortages, while “war off” instantly engineers a perceived glut. By stripping the massive geopolitical risk premium from the market overnight, sidelined barrels seemingly flooded the system, extinguishing supply fears and instantly reversing the sector’s momentum. This sudden, engineered de-escalation devastated commodity pricing. Consequently, crude oil plummeted, registering a staggering 31.4% decline for the period, while the Energy Select Sector Index (IXE) absorbed some of the structural shock to post a 12.5% loss. Ultimately, traditional price discovery is on hold; as energy markets remain hostage to Washington’s political and geopolitical priorities.

By the end of the second quarter, implied volatility leveled off. The gold sector stabilized around 49% while the base metals sector cooled down to 41%. Finally, the energy equities rose slightly to 30%. The option portfolio stands at an average of 3.3 months. At the end of the second quarter, the Fund’s participation across sectors was 66% for gold and mining and 60% for energy.

Contributors to performance included Freeport-McMoRan Inc. (2.7% of net assets as of June 30, 2026), Deere & Company (3.3%), and BHP Group Ltd. (3.0%).

Detractors from the portfolio included Westgold Resources Ltd. (1.7%), Northern Star Resources Ltd. (2.3%), and Zoetis Inc. (1.5%).

Thank you for your investment in the GAMCO Natural Resources, Gold & Income Trust.

We appreciate your confidence and trust.

The views expressed reflect the opinions of the Fund’s portfolio managers and Gabelli Funds, LLC, the Adviser, as of the date of this report and are subject to change without notice based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Comparative Results

Average Annual Returns through June 30, 2026 (a) (Unaudited)

	Six Months	1 Year	3 Year	5 Year	10 Year	Since Inception (1/27/11)
GAMCO Natural Resources, Gold & Income Trust (GNT)
NAV Total Return (b)	(0.32)%	21.60%	17.24%	12.72%	8.32%	3.17%
Investment Total Return (c)	14.12	40.48	26.75	16.57	9.51	3.67
CBOE S&P 500 Buy/Write Index	6.39	17.34	12.11	8.39	7.72	7.31
Philadelphia Gold & Silver Index	(6.57)	56.34	40.34	19.57	13.95	4.47
Dow Jones U.S. Basic Materials Index	15.59	24.85	10.15	7.83	10.77	7.63	(d)
S&P Global Agribusiness Equity Index	11.35	12.95	9.79	5.69	8.36	6.08

(a)	Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. The Fund’s use of leverage may magnify the volatility of net asset value changes versus funds that do not employ leverage. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. The CBOE S&P 500 Buy/Write Index is an unmanaged benchmark index designed to reflect the return on a portfolio that consists of a long position in the stocks in the S&P 500 Index and a short position in a S&P 500 (SPX) call option. The Philadelphia Gold & Silver Index is an unmanaged indicator of stock market performance of large North American gold and silver companies. The Dow Jones U.S. Basic Materials Index measures the performance of the basic materials sector of the U.S. equity market. The S&P Global Agribusiness Equity Index is designed to provide exposure to twenty-four of the largest publicly traded agribusiness companies, comprised of a mix of Producers, Distributors & Processors, and Equipment & Materials Suppliers companies. Dividends are considered reinvested. You cannot invest directly in an index.
(b)	Total returns and average annual returns reflect changes in the NAV per share and reinvestment of distributions at NAV on the ex-dividend date and are net of expenses. Since inception return is based on an initial NAV of $19.06.
(c)	Total returns and average returns reflect changes in closing market values on the NYSE and reinvestment of distributions. Since inception return is based on an initial offering price of $20.00.
(d)	From January 31, 2011, the date closest to the Fund’s inception for which data are available.

Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of total investments before options written as of June 30, 2026:

GAMCO Natural Resources, Gold & Income Trust

Long Positions
Metals and Mining	49.0%
U.S. Government Obligations	28.3%
Energy and Energy Services	21.6%
Agriculture	7.2%
Health Care	5.6%
Machinery	5.5%
Food and Beverage	2.5%
Specialty Chemicals	2.5%
Other Assets and Liabilities (Net)	(17.7)%
Short Positions
Call Options Written	(3.3)%
Put Options Written	(1.2)%
100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments — June 30, 2026 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 89.1%
	Agriculture — 7.2%
26,000	Archer-Daniels-Midland Co.(a)	$1,736,150	$1,986,400
15,000	Bunge Global SA(a)	1,807,600	1,600,950
35,000	Corteva Inc.(a)	2,804,867	2,964,150
14,000	Darling Ingredients Inc.†	724,785	764,680
35,600	Nutrien Ltd.(a)	2,633,898	2,241,020
		9,707,300	9,557,200
	Energy and Energy Services — 21.6%
19,900	Baker Hughes Co.	1,243,976	1,104,450
23,400	BP plc, ADR(a)	945,376	864,630
13,414	Chevron Corp.(a)	2,565,633	2,223,505
7,500	ConocoPhillips(a)	961,600	779,700
22,420	Devon Energy Corp.	1,284,272	926,394
3,800	Diamondback Energy Inc.	745,857	667,964
26,000	Eni SpA	710,006	612,571
7,100	EOG Resources Inc.(a)	967,276	921,083
13,100	EQT Corp.	752,596	696,527
4,400	Expand Energy Corp.	523,534	401,236
34,407	ExxonMobil Holdings Corp.(a)	4,691,344	4,704,125
12,800	Halliburton Co.(a)	527,178	434,560
31,300	Kinder Morgan Inc.(a)	974,348	1,000,661
5,000	Marathon Petroleum Corp.(a)	1,080,176	1,278,350
14,100	Occidental Petroleum Corp.	880,488	684,837
12,700	ONEOK Inc.	1,272,984	1,104,138
8,600	Phillips 66	1,355,060	1,453,830
24,700	Shell plc, ADR(a)	2,157,787	1,915,238
28,600	SLB Ltd.(a)	1,830,662	1,329,614
7,500	Suncor Energy Inc.	444,695	402,600
4,300	Targa Resources Corp.	971,238	1,153,002
21,700	The Williams Companies Inc.(a)	1,599,879	1,613,178
10,300	TotalEnergies SE	911,998	800,928
6,400	Valero Energy Corp.	1,417,353	1,666,816
		30,815,316	28,739,937
	Food and Beverage — 2.5%
73,000	Mowi ASA	1,660,751	1,348,124
35,800	Tyson Foods Inc., Cl. A(a)	2,961,358	2,049,550
		4,622,109	3,397,674
	Health Care — 5.6%
80,000	Bayer AG	4,707,953	4,425,061
37,500	Elanco Animal Health Inc.†	1,201,275	922,875
28,700	Zoetis Inc.(a)	4,868,012	2,062,382
		10,777,240	7,410,318
	Machinery — 5.5%
7,000	AGCO Corp.	952,461	837,900
80,500	CNH Industrial NV	1,056,185	904,015
Shares		Cost	Market Value
7,000	Deere & Co.(a)	$3,888,400	$4,440,310
11,500	The Toro Co.	1,117,715	1,120,330
		7,014,761	7,302,555
	Metals and Mining — 44.2%
1,800	Agnico Eagle Mines Ltd.	392,555	279,234
72,900	Alamos Gold Inc., Cl. A(a)	3,086,234	2,211,786
248,000	Americas Gold & Silver Corp.†	645,124	1,173,333
16,856	Anglogold Ashanti plc(a)	1,190,667	1,363,482
52,500	Aris Mining Corp.†	656,648	782,919
70,000	Artemis Gold Inc.†	844,759	1,540,419
24,000	Aya Gold & Silver Inc.†	133,720	454,532
38,000	Barrick Mining Corp.(a)	1,416,525	1,395,740
636,965	Bellevue Gold Ltd.†	619,337	535,818
48,000	BHP Group Ltd., ADR(a)	3,396,100	3,998,880
199,000	Discovery Silver Corp.†	377,174	1,189,861
55,800	DPM Metals Inc.	1,406,718	1,812,197
55,200	Eldorado Gold Corp.	1,372,643	1,716,168
48,885	Endeavour Mining plc	2,147,549	2,451,058
98,245	Equinox Gold Corp.	568,319	957,339
40,700	Equinox Gold Corp.	693,121	395,604
112,282	Evolution Mining Ltd.	270,437	913,427
3,100	Franco-Nevada Corp.(a)	693,191	646,164
57,600	Freeport-McMoRan Inc.(a)	3,648,897	3,622,464
57,050	G Mining Ventures Corp.†	1,561,080	1,670,570
75,000	Glencore plc	560,567	511,147
20,400	Gold Fields Ltd., ADR	851,737	685,236
78,800	IAMGOLD Corp.†	926,774	1,248,192
107,000	K92 Mining Inc.†	2,153,857	1,679,408
100,200	Kinross Gold Corp.(a)	1,416,942	2,366,724
6,100	Lundin Gold Inc.	502,314	329,075
1,274	LunR Royalties Corp.†	19,804	16,977
60,000	Montage Gold Corp.†	261,556	682,390
54,800	Newmont Corp.(a)	5,248,435	5,118,320
230,170	Northern Star Resources Ltd.	2,701,957	3,019,838
45,366	OceanaGold Corp.	1,089,524	1,137,149
93,200	Orla Mining Ltd.	1,265,450	912,428
27,300	Pan American Silver Corp.	1,224,956	1,222,767
627,334	Perseus Mining Ltd.	1,356,608	2,084,807
262,714	Ramelius Resources Ltd.	640,995	531,119
33,600	Rio Tinto plc, ADR(a)	3,318,250	3,189,648
6,515	Royal Gold Inc.	1,462,742	1,300,459
709,760	Westgold Resources Ltd.	291,417	2,309,591
13,350	Wheaton Precious Metals Corp.(a)	1,985,873	1,499,472
		52,400,556	58,955,742
	Specialty Chemicals — 2.5%
19,855	CF Industries Holdings Inc.	2,385,497	2,149,502
37,500	The Mosaic Co.	1,343,500	794,625

See accompanying notes to financial statements.

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — June 30, 2026 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Specialty Chemicals (Continued)
8,900	Yara International ASA	$494,707	$391,480
		4,223,704	3,335,607
	TOTAL COMMON STOCKS	119,560,986	118,699,033

Principal Amount
	CONVERTIBLE CORPORATE BONDS — 0.9%
	Metals and Mining — 0.9%
$750,000	Allied Gold Corp., 8.750%, 09/07/28(b)	744,934	1,229,775

	CORPORATE BONDS — 3.9%
	Energy and Energy Services — 0.0%
80,000	Devon Energy Corp., 4.500%, 01/15/30	75,497	79,417

	Metals and Mining — 3.9%
750,000	AngloGold Ashanti Holdings plc, 3.750%, 10/01/30	680,948	710,185
750,000	Freeport-McMoRan Inc., 4.125%, 03/01/28	730,585	743,558
500,000	IAMGOLD Corp., 5.750%, 10/15/28(b)	500,000	498,762
1,300,000	Kinross Gold Corp., 6.250%, 07/15/33(b)	1,287,251	1,373,520
1,750,000	Northern Star Resources Ltd., 6.125%, 04/11/33(b)	1,733,276	1,817,323
		4,932,060	5,143,348
	TOTAL CORPORATE BONDS	5,007,557	5,222,765

Principal	Market
Amount	Cost	Value
U.S. GOVERNMENT OBLIGATIONS — 28.3%
$37,910,000	U.S. Treasury Bills, 3.585% to 3.750%††, 07/09/26 to 12/17/26(c)	$37,730,342	$37,729,686

TOTAL INVESTMENTS BEFORE OPTIONS WRITTEN — 122.2%	$163,043,819	162,881,259

OPTIONS WRITTEN — (4.5)%
(Premiums received $8,332,499)	(6,076,387)

Other Assets and Liabilities (Net) — 0.4%	559,765

PREFERRED SHARES — (18.1)%
(964,960 preferred shares outstanding)	(24,124,000)

NET ASSETS — COMMON SHARES — 100%
(16,811,723 common shares outstanding)	$133,240,637

NET ASSET VALUE PER COMMON SHARE
($133,240,637 ÷ 16,811,723 shares outstanding)	$7.93

(a)	Securities, or a portion thereof, with a value of $44,856,886 were deposited with the broker as collateral for options written.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	At June 30, 2026, $800,000 of the principal amount was pledged as collateral for options written.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt

Geographic Diversification	% of Total Investments*	Market Value
Long Positions
North America	76.5%	$124,567,090
Europe	13.0	21,088,516
Asia/Pacific	9.3	15,210,803
Latin America	0.8	1,329,614
South Africa	0.4	685,236
Total Investments — Long Positions	100.0%	$162,881,259

Short Positions
North America	(3.7)%	$(6,059,258)
Europe	(0.0)**	(17,129)
Total Investments — Short Positions	(3.7)%	$(6,076,387)

*	Total investments exclude options written.
**	Amount represents greater than (0.05)%.

See accompanying notes to financial statements.

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — June 30, 2026 (Unaudited)

As of June 30, 2026, options written outstanding were as follows:

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
OTC Call Options Written — (2.5)%
AGCO Corp.	Pershing LLC	25	USD	202,225	USD	120.00	10/16/26	$27,202
AGCO Corp.	Pershing LLC	5	USD	38,770	USD	120.00	12/18/26	6,816
AGCO Corp.	Pershing LLC	20	USD	155,080	USD	130.00	12/18/26	18,863
Agnico Eagle Mines Ltd.	Pershing LLC	10	USD	155,130	USD	260.00	12/18/26	1,723
Alamos Gold Inc., Cl. A	Pershing LLC	119	USD	361,046	USD	49.00	11/20/26	9,141
Anglogold Ashanti plc	Pershing LLC	75	USD	606,675	USD	135.00	08/21/26	14
Anglogold Ashanti plc	Pershing LLC	84	USD	679,476	USD	116.00	12/18/26	26,274
Archer-Daniels-Midland Co.	Pershing LLC	130	USD	1,083,030	USD	70.00	08/21/26	104,447
Archer-Daniels-Midland Co.	Pershing LLC	130	USD	993,200	USD	70.00	10/16/26	122,741
Aris Mining Corp.	Pershing LLC	250	CAD	528,750	CAD	30.00	08/21/26	4,422
Aris Mining Corp.	Pershing LLC	250	CAD	528,750	CAD	30.00	09/18/26	12,595
Baker Hughes Co.	Pershing LLC	74	USD	410,700	USD	57.00	07/17/26	10,631
Baker Hughes Co.	Pershing LLC	58	USD	321,900	USD	70.00	09/18/26	3,539
Baker Hughes Co.	Pershing LLC	67	USD	371,850	USD	70.00	11/20/26	9,336
Barrick Mining Corp.	Pershing LLC	151	USD	507,209	USD	50.00	07/17/26	118
Barrick Mining Corp.	Pershing LLC	165	USD	1,715,340	USD	45.00	10/16/26	20,571
Barrick Mining Corp.	Pershing LLC	7	USD	54,432	USD	46.00	12/18/26	1,356
BHP Group Ltd., ADR	Pershing LLC	177	USD	1,474,587	USD	70.00	07/17/26	212,830
BHP Group Ltd., ADR	Pershing LLC	135	USD	1,124,685	USD	100.00	11/20/26	26,867
BP plc, ADR	Pershing LLC	76	USD	280,820	USD	50.00	10/16/26	1,009
BP plc, ADR	Pershing LLC	78	USD	288,210	USD	42.50	12/18/26	8,394
BP plc, ADR	Pershing LLC	78	USD	288,210	USD	42.50	02/19/27	10,805
Bunge Global SA	Pershing LLC	50	USD	533,650	USD	130.00	10/16/26	7,489
Bunge Global SA	Pershing LLC	50	USD	184,750	USD	120.00	12/18/26	26,211
Bunge Global SA	Pershing LLC	50	USD	561,600	USD	120.00	02/19/27	33,935
CF Industries Holdings Inc.	Pershing LLC	62	USD	671,212	USD	120.00	01/15/27	55,810
CF Industries Holdings Inc.	Pershing LLC	65	USD	408,785	USD	120.00	04/16/27	79,340
CF Industries Holdings Inc.	Pershing LLC	65	USD	703,690	USD	120.00	05/21/27	85,246
Chevron Corp.	Pershing LLC	46	USD	154,514	USD	195.00	07/17/26	361
Chevron Corp.	Pershing LLC	34	USD	17,469	USD	215.00	09/18/26	1,282
Chevron Corp.	Pershing LLC	54	USD	172,638	USD	195.00	11/20/26	15,849
CNH Industrial NV	Pershing LLC	400	USD	449,200	USD	11.00	07/17/26	25,884
CNH Industrial NV	Pershing LLC	400	USD	2,220,000	USD	12.00	11/20/26	38,425
ConocoPhillips	Pershing LLC	40	USD	415,840	USD	115.00	08/21/26	5,698
ConocoPhillips	Pershing LLC	35	USD	156,765	USD	145.00	12/18/26	2,831
Corteva Inc.	Pershing LLC	105	USD	889,245	USD	85.00	11/20/26	53,867
Corteva Inc.	Pershing LLC	130	USD	462,150	USD	82.50	01/15/27	99,099
Darling Ingredients Inc.	Pershing LLC	70	USD	382,340	USD	45.00	08/21/26	62,166
Deere & Co.	Pershing LLC	26	USD	1,649,258	USD	550.00	07/17/26	198,575
Deere & Co.	Pershing LLC	22	USD	1,395,526	USD	607.00	09/18/26	113,064
Deere & Co.	Pershing LLC	22	USD	1,395,526	USD	580.00	11/20/26	179,098
Devon Energy Corp.	Pershing LLC	17	USD	70,244	USD	35.00	09/18/26	874
Devon Energy Corp.	Pershing LLC	62	USD	256,184	USD	60.00	10/16/26	1,850
Devon Energy Corp.	Pershing LLC	50	USD	206,600	USD	53.00	11/20/26	4,803
Devon Energy Corp.	Pershing LLC	52	USD	214,864	USD	50.00	12/18/26	8,520
Diamondback Energy Inc.	Pershing LLC	14	USD	191,408	USD	180.00	08/21/26	13,797
Diamondback Energy Inc.	Pershing LLC	14	USD	246,092	USD	200.00	10/16/26	9,390
Diamondback Energy Inc.	Pershing LLC	10	USD	175,780	USD	195.00	11/20/26	10,032
DPM Metals Inc.	The Goldman Sachs Group Inc.	158	CAD	4,236,612	CAD	54.00	07/17/26	2,262

See accompanying notes to financial statements.

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — June 30, 2026 (Unaudited)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
DPM Metals Inc.	The Goldman Sachs Group Inc.	210	CAD	967,260	CAD	58.00	09/18/26	$14,075
DPM Metals Inc.	The Goldman Sachs Group Inc.	190	CAD	1,365,340	CAD	56.00	11/20/26	30,429
Elanco Animal Health Inc.	Pershing LLC	188	USD	462,668	USD	32.00	10/16/26	13,598
Elanco Animal Health Inc.	Pershing LLC	188	USD	462,668	USD	32.00	12/18/26	24,696
Endeavour Mining plc	The Goldman Sachs Group Inc.	170	CAD	269,280	CAD	95.00	08/21/26	7,025
Endeavour Mining plc	The Goldman Sachs Group Inc.	138	CAD	2,140,794	CAD	100.00	10/16/26	9,725
Endeavour Mining plc	The Goldman Sachs Group Inc.	163	CAD	1,486,397	CAD	95.00	12/18/26	29,836
Eni SpA	Morgan Stanley	18	EUR	185,580	EUR	22.00	08/21/26	2,978
Eni SpA	Morgan Stanley	17	EUR	412,845	EUR	22.50	10/16/26	3,652
Eni SpA	Morgan Stanley	17	EUR	175,270	EUR	21.00	12/18/26	9,518
EOG Resources Inc.	Pershing LLC	33	USD	428,109	USD	135.00	08/21/26	15,894
EOG Resources Inc.	Pershing LLC	38	USD	492,974	USD	137.00	10/16/26	23,926
EQT Corp.	Pershing LLC	46	USD	389,574	USD	67.50	08/21/26	209
EQT Corp.	Pershing LLC	45	USD	239,265	USD	65.00	10/16/26	2,722
EQT Corp.	Pershing LLC	44	USD	233,948	USD	57.50	12/18/26	11,928
Equinox Gold Corp.	Pershing LLC	438	USD	425,736	USD	19.00	08/21/26	275
Equinox Gold Corp.	Pershing LLC	411	USD	399,492	USD	20.00	12/18/26	10,005
Equinox Gold Corp.	Pershing LLC	540	USD	524,880	USD	15.00	02/19/27	45,966
Expand Energy Corp.	Pershing LLC	22	USD	200,618	USD	125.00	09/18/26	115
Expand Energy Corp.	Pershing LLC	22	USD	200,618	USD	105.00	11/20/26	4,307
ExxonMobil Holdings Corp.	Pershing LLC	74	USD	1,011,728	USD	135.00	07/17/26	28,564
ExxonMobil Holdings Corp.	Pershing LLC	93	USD	384,276	USD	145.00	07/17/26	7,375
ExxonMobil Holdings Corp.	Pershing LLC	32	USD	437,504	USD	170.00	09/18/26	1,842
ExxonMobil Holdings Corp.	Pershing LLC	73	USD	998,056	USD	155.00	11/20/26	23,666
ExxonMobil Holdings Corp.	Pershing LLC	72	USD	984,384	USD	155.00	12/18/26	28,286
Franco-Nevada Corp.	Pershing LLC	31	USD	30,132	USD	230.00	12/18/26	48,764
Freeport-McMoRan Inc.	Pershing LLC	240	USD	1,509,360	USD	70.00	09/18/26	80,453
Freeport-McMoRan Inc.	Pershing LLC	113	USD	710,657	USD	82.50	11/20/26	28,747
G Mining Ventures Corp.	The Goldman Sachs Group Inc.	112	CAD	465,136	CAD	56.00	07/17/26	750
G Mining Ventures Corp.	The Goldman Sachs Group Inc.	80	CAD	332,240	CAD	60.00	07/17/26	190
G Mining Ventures Corp.	The Goldman Sachs Group Inc.	165	CAD	685,245	CAD	60.00	09/18/26	11,817
G Mining Ventures Corp.	The Goldman Sachs Group Inc.	190	CAD	789,070	CAD	60.00	11/20/26	30,563
Glencore plc	Morgan Stanley	40	GBP	205,520	GBp	577.36	10/16/26	8,106
Glencore plc	Morgan Stanley	35	GBP	179,830	GBp	600.00	12/18/26	9,023
Gold Fields Ltd., ADR	Pershing LLC	53	USD	178,027	USD	55.00	09/18/26	890
Gold Fields Ltd., ADR	Pershing LLC	14	USD	47,026	USD	60.00	09/18/26	131
Gold Fields Ltd., ADR	Pershing LLC	70	USD	235,130	USD	45.00	11/20/26	8,633
Gold Fields Ltd., ADR	Pershing LLC	67	USD	225,053	USD	60.00	01/15/27	3,506
Halliburton Co.	Pershing LLC	60	USD	203,700	USD	45.00	10/16/26	2,113
Halliburton Co.	Pershing LLC	68	USD	1,054,884	USD	40.00	12/18/26	10,680
IAMGOLD Corp.	Pershing LLC	330	USD	522,720	USD	22.50	10/16/26	20,486
K92 Mining Inc.	The Goldman Sachs Group Inc.	358	CAD	796,908	CAD	35.00	08/21/26	2,444
K92 Mining Inc.	The Goldman Sachs Group Inc.	350	CAD	779,100	CAD	35.00	12/18/26	17,983
K92 Mining Inc.	The Goldman Sachs Group Inc.	362	CAD	1,758,234	CAD	30.00	02/19/27	45,695
Kinder Morgan Inc.	Pershing LLC	132	USD	422,004	USD	28.50	07/17/26	50,754
Kinder Morgan Inc.	Pershing LLC	81	USD	258,957	USD	36.00	09/18/26	2,362
Kinder Morgan Inc.	Pershing LLC	100	USD	310,900	USD	35.00	11/20/26	7,690
Lundin Gold Inc.	The Goldman Sachs Group Inc.	61	CAD	466,711	CAD	110.00	12/18/26	11,493
Marathon Petroleum Corp.	Pershing LLC	23	USD	588,041	USD	194.00	07/17/26	147,482
Marathon Petroleum Corp.	Pershing LLC	8	USD	204,536	USD	280.00	09/18/26	7,902
Marathon Petroleum Corp.	Pershing LLC	19	USD	485,773	USD	220.00	11/20/26	90,124
Mowi ASA	Morgan Stanley	245	NOK	4,478,600	NOK	205.00	08/21/26	5,837

See accompanying notes to financial statements.

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — June 30, 2026 (Unaudited)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
Mowi ASA	Morgan Stanley	240	NOK	4,387,200	NOK	230.00	09/18/26	$960
Mowi ASA	Morgan Stanley	245	NOK	4,478,600	NOK	226.00	11/20/26	4,041
Newmont Corp.	Pershing LLC	180	USD	1,681,200	USD	142.00	08/21/26	4,010
Newmont Corp.	Pershing LLC	72	USD	672,480	USD	120.00	12/18/26	32,111
Newmont Corp.	Pershing LLC	180	USD	1,681,200	USD	125.00	02/19/27	96,035
Northern Star Resources Ltd.	Pershing LLC	431	AUD	4,091,483	AUD	30.00	11/19/26	10,281
Nutrien Ltd.	Pershing LLC	130	USD	1,387,490	USD	87.50	09/18/26	1,177
Nutrien Ltd.	Pershing LLC	75	USD	472,125	USD	82.50	10/16/26	2,337
Nutrien Ltd.	Pershing LLC	151	USD	950,545	USD	72.50	12/18/26	28,931
Occidental Petroleum Corp.	Pershing LLC	20	USD	97,140	USD	48.50	07/17/26	3,620
Occidental Petroleum Corp.	Pershing LLC	51	USD	247,707	USD	67.50	09/18/26	977
Occidental Petroleum Corp.	Pershing LLC	25	USD	121,425	USD	60.00	11/20/26	3,347
Occidental Petroleum Corp.	Pershing LLC	45	USD	218,565	USD	65.00	11/20/26	3,525
OceanaGold Corp.	The Goldman Sachs Group Inc.	155	CAD	551,025	CAD	55.00	09/18/26	10,620
OceanaGold Corp.	The Goldman Sachs Group Inc.	130	CAD	3,323,710	CAD	55.00	10/16/26	3,778
ONEOK Inc.	Pershing LLC	37	USD	321,678	USD	100.00	09/18/26	4,569
ONEOK Inc.	Pershing LLC	45	USD	391,230	USD	90.00	11/20/26	24,085
ONEOK Inc.	Pershing LLC	45	USD	391,230	USD	95.00	01/15/27	22,848
Orla Mining Ltd.	Pershing LLC	327	USD	1,814,850	USD	20.00	09/18/26	6,627
Orla Mining Ltd.	Pershing LLC	466	USD	456,214	USD	17.00	10/16/26	7,561
Pan American Silver Corp.	Pershing LLC	95	USD	543,875	USD	75.00	08/21/26	821
Pan American Silver Corp.	Pershing LLC	89	USD	398,631	USD	75.00	01/15/27	12,010
Phillips 66	Pershing LLC	17	USD	287,385	USD	170.00	08/21/26	18,815
Phillips 66	Pershing LLC	22	USD	371,910	USD	170.00	10/16/26	33,573
Phillips 66	Pershing LLC	25	USD	422,625	USD	170.00	12/18/26	45,544
Phillips 66	Pershing LLC	22	USD	371,910	USD	160.00	01/15/27	55,589
Rio Tinto plc, ADR	Pershing LLC	53	USD	503,129	USD	106.00	10/16/26	14,936
Rio Tinto plc, ADR	Pershing LLC	105	USD	6,660,465	USD	115.00	12/18/26	29,260
Rio Tinto plc, ADR	Pershing LLC	113	USD	1,072,709	USD	100.00	02/19/27	92,395
Royal Gold Inc.	Pershing LLC	15	USD	299,415	USD	325.00	08/21/26	81
Royal Gold Inc.	Pershing LLC	21	USD	419,181	USD	315.00	10/16/26	2,098
Shell plc, ADR	Pershing LLC	75	USD	581,550	USD	100.00	10/16/26	1,396
Shell plc, ADR	Pershing LLC	67	USD	519,518	USD	95.00	12/18/26	4,683
Shell plc, ADR	Pershing LLC	93	USD	721,122	USD	87.50	02/19/27	20,250
SLB Ltd.	Pershing LLC	84	USD	784,560	USD	50.00	07/17/26	2,579
SLB Ltd.	Pershing LLC	100	USD	464,900	USD	60.00	09/18/26	2,634
Suncor Energy Inc.	Pershing LLC	40	USD	214,720	USD	60.00	08/21/26	3,527
Suncor Energy Inc.	Pershing LLC	35	USD	187,880	USD	65.00	10/16/26	2,605
Targa Resources Corp.	Pershing LLC	17	USD	455,838	USD	200.00	07/17/26	121,466
Targa Resources Corp.	Pershing LLC	13	USD	332,371	USD	265.00	09/18/26	25,951
Targa Resources Corp.	Pershing LLC	13	USD	348,582	USD	272.00	11/20/26	29,120
The Mosaic Co.	Pershing LLC	125	USD	264,875	USD	35.00	08/21/26	399
The Mosaic Co.	Pershing LLC	125	USD	264,875	USD	30.00	10/16/26	7,109
The Mosaic Co.	Pershing LLC	125	USD	264,875	USD	29.00	12/18/26	13,775
The Toro Co.	Pershing LLC	55	USD	129,910	USD	100.00	09/18/26	24,731
The Toro Co.	Pershing LLC	60	USD	249,180	USD	100.00	11/20/26	40,575
The Williams Companies Inc.	Pershing LLC	75	USD	158,625	USD	70.00	07/17/26	38,446
The Williams Companies Inc.	Pershing LLC	70	USD	583,170	USD	76.00	08/21/26	18,610
The Williams Companies Inc.	Pershing LLC	41	USD	304,794	USD	72.50	10/16/26	23,561
The Williams Companies Inc.	Pershing LLC	31	USD	114,545	USD	75.00	10/16/26	13,732
TotalEnergies SE	Pershing LLC	30	USD	233,280	USD	95.00	10/16/26	929
TotalEnergies SE	Pershing LLC	73	USD	567,648	USD	90.00	12/18/26	9,710

See accompanying notes to financial statements.

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — June 30, 2026 (Unaudited)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
Tyson Foods Inc., Cl. A	Pershing LLC	138	USD	670,266	USD	63.50	07/17/26	$1,501
Tyson Foods Inc., Cl. A	Pershing LLC	110	USD	629,750	USD	62.50	09/18/26	19,019
Tyson Foods Inc., Cl. A	Pershing LLC	110	USD	629,750	USD	67.60	11/20/26	13,060
Valero Energy Corp.	Pershing LLC	24	USD	269,568	USD	195.00	07/17/26	169,861
Valero Energy Corp.	Pershing LLC	19	USD	494,836	USD	275.00	09/18/26	30,457
Valero Energy Corp.	Pershing LLC	21	USD	199,353	USD	250.00	11/20/26	71,839
Wheaton Precious Metals Corp.	Pershing LLC	40	USD	449,280	USD	160.00	10/16/26	6,338
Wheaton Precious Metals Corp.	Pershing LLC	40	USD	449,280	USD	170.00	12/18/26	9,908
Wheaton Precious Metals Corp.	Pershing LLC	53	USD	595,296	USD	155.00	02/19/27	32,109
Zoetis Inc.	Pershing LLC	61	USD	296,277	USD	127.50	09/18/26	142
Zoetis Inc.	Pershing LLC	35	USD	2,220,155	USD	132.50	09/18/26	47
Zoetis Inc.	Pershing LLC	35	USD	251,510	USD	132.50	10/16/26	158
Zoetis Inc.	Pershing LLC	96	USD	689,856	USD	132.50	11/20/26	1,410
Zoetis Inc.	Pershing LLC	60	USD	126,900	USD	90.00	12/18/26	21,885
TOTAL OTC CALL OPTIONS WRITTEN								$4,140,766

OTC Put Options Written — (0.5)%
State Street Energy Select Sector SPDR ETF	Pershing LLC	550	USD	2,921,050	USD	54.00	09/18/26	$176,248
State Street Energy Select Sector SPDR ETF	Pershing LLC	510	USD	2,737,680	USD	58.00	09/18/26	254,845
VanEck Gold Miners ETF	Pershing LLC	550	USD	6,583,500	USD	69.00	03/19/27	381,797
TOTAL OTC PUT OPTIONS WRITTEN								$812,890

Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
Exchange Traded Call Options Written — (0.3)%
AGCO Corp.	20	USD	60,680	USD	155.00	08/21/26	$2,300
Alamos Gold Inc., Cl. A	220	USD	1,680,800	USD	65.00	09/18/26	16,500
Alamos Gold Inc., Cl. A	164	USD	497,576	USD	49.00	12/18/26	14,350
Corteva Inc.	105	USD	889,245	USD	85.00	09/18/26	44,835
Darling Ingredients Inc.	70	USD	382,340	USD	70.00	10/16/26	7,700
Eldorado Gold Corp.	190	USD	590,710	USD	40.00	10/16/26	20,900
Eldorado Gold Corp.	92	USD	838,948	USD	50.00	12/18/26	7,820
Freeport-McMoRan Inc.	77	USD	484,253	USD	80.00	08/21/26	7,161
Freeport-McMoRan Inc.	146	USD	918,194	USD	80.00	12/18/26	59,714
IAMGOLD Corp.	458	USD	725,472	USD	21.00	12/18/26	59,540
Kinross Gold Corp.	375	USD	1,259,625	USD	36.00	11/20/26	45,375
Kinross Gold Corp.	330	USD	3,132,690	USD	40.00	11/20/26	18,315
Kinross Gold Corp.	297	USD	701,514	USD	40.00	01/15/27	15,444
Newmont Corp.	116	USD	1,083,440	USD	140.00	12/18/26	22,214
Pan American Silver Corp.	84	USD	386,904	USD	80.00	11/20/26	5,040
Rio Tinto plc, ADR	65	USD	617,045	USD	93.00	10/16/26	48,038
Royal Gold Inc.	22	USD	439,142	USD	280.00	12/18/26	11,220
TOTAL EXCHANGE TRADED CALL OPTIONS WRITTEN							$406,466

Exchange Traded Put Options Written — (0.4)%
VanEck Gold Miners ETF	291	USD	4,919,355	USD	69.00	12/18/26	$149,865
VanEck Gold Miners ETF	480	USD	5,745,600	USD	80.00	01/15/27	566,400
TOTAL EXCHANGE TRADED PUT OPTIONS WRITTEN							$716,265

TOTAL OPTIONS WRITTEN							$6,076,387

See accompanying notes to financial statements.

GAMCO Natural Resources, Gold & Income Trust

Statement of Assets and Liabilities

June 30, 2025 (Unaudited)

Assets:
Investments in securities, at value (cost $163,043,819)	$162,881,259
Cash	3,302,701
Receivable for Fund shares sold	373,766
Dividends and interest receivable	189,832
Deferred offering expense	58,744
Prepaid expenses	3,750
Total Assets	166,810,052
Liabilities:
Options written, at value (premiums received $8,332,499)	6,076,387
Foreign currency overdraft, at value (cost $6,194)	6,203
Payable to broker	3,072,228
Distributions payable	11,945
Payable for investment advisory fees	130,187
Payable for payroll expenses	45,133
Payable for accounting fees	3,750
Other accrued expenses	99,582
Total Liabilities	9,445,415
Preferred Shares $0.001 par value:
Series A Cumulative Preferred Shares (5.200%, $25 liquidation value per share, 1,200,000 shares authorized with 964,960 shares outstanding)	24,124,000
Total Preferred Shares	24,124,000
Net Assets Attributable to Common Shareholders	$133,240,637

Net Assets Attributable to Common Shareholders Consist of:
Paid-in capital	$198,005,035
Total accumulated loss	(64,764,398)
Net Assets	$133,240,637

Net Asset Value per Common Share:
($133,240,637 ÷ 16,811,723 shares outstanding at $0.001 par value; unlimited number of shares authorized)	$7.93

Statement of Operations

For the Six Months Ended June 30, 2026 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $58,265)	$1,386,488
Interest	735,818
Total Investment Income	2,122,306
Expenses:
Investment advisory fees	825,522
Legal and audit fees	82,542
Payroll expenses	66,428
Shareholder communications expenses	51,627
Trustees’ fees	43,000
Shareholder services fees	28,539
Accounting fees	22,500
Custodian fees	13,429
Interest expense	1,435
Miscellaneous expenses	37,314
Total Expenses	1,224,163
Net Investment Income	898,143

Net Realized and Unrealized Gain/(Loss) on Investments in Securities, Written Options, and Foreign Currency:
Net realized gain on investments in securities	10,704,141
Net realized gain on written options	1,375,395
Net realized loss on foreign currency transactions	(728)
Net realized gain on investments in securities, written options, and foreign currency transactions	12,078,808
Net change in unrealized appreciation/(depreciation):
on investments in securities	(18,946,669)
on written options	6,314,319
on foreign currency translations	(2,487)
Net change in unrealized appreciation/(depreciation) on investments in securities, written options, and foreign currency translations	(12,634,837)
Net Realized and Unrealized Gain/(Loss) on Investments in Securities, Written Options, and Foreign Currency	(556,029)
Net Increase in Net Assets Resulting from Operations	342,114
Total Distributions to Preferred Shareholders	(622,146)
Net Decrease in Net Assets Attributable to Common Shareholders Resulting from Operations	$(280,032)

See accompanying notes to financial statements.

GAMCO Natural Resources, Gold & Income Trust

Statement of Changes in Net Assets Attributable to Common Shareholders

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Operations:
Net investment income	$898,143	$2,092,338
Net realized gain on investments in securities, securities sold short, written options, and foreign currency transactions	12,078,808	9,833,972
Net change in unrealized appreciation/(depreciation) on investments in securities, written options, and foreign currency translations	(12,634,837)	34,923,403
Net Increase in Net Assets Resulting from Operations	342,114	46,849,713

Distributions to Preferred Shareholders	(622,146)*	(1,691,540)

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders Resulting from Operations	(280,032)	45,158,173

Distributions to Common Shareholders:
Accumulated earnings	(5,845,780)*	(2,845,839)
Return of capital	—	(5,413,934)
Total Distributions to Common Shareholders	(5,845,780)	(8,259,773)

Fund Share Transactions:
Increase in net assets from common shares issued in offering	5,100,036	—
Net increase in net assets from common shares issued upon reinvestment of distributions	24,345	—
Net decrease from repurchase of common shares and transaction fees	—	(82,988)
Net increase in net assets from repurchase of preferred shares	—	33,048
Net Increase/(Decrease) in Net Assets from Fund Share Transactions	5,124,381	(49,940)

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders	(1,001,431)	36,848,460

Net Assets Attributable to Common Shareholders:
Beginning of year	134,242,068	97,393,608
End of period	$133,240,637	$134,242,068

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

See accompanying notes to financial statements.

GAMCO Natural Resources, Gold & Income Trust

Financial Highlights

Selected data for a common share of beneficial interest outstanding throughout each period:

	Six Months Ended June 30, 2026		Year Ended December 31,
	(Unaudited)		2025	2024	2023	2022	2021
Operating Performance:
Net asset value, beginning of year	$8.29		$6.01	$6.16	$5.95	$6.03	$5.93
Net investment income	0.06		0.13	0.16	0.13	0.09	0.08
Net realized and unrealized gain/(loss) on investments and foreign currency transactions	(0.02)		2.76	0.16	0.43	0.22	0.46
Total from investment operations	0.04		2.89	0.32	0.56	0.31	0.54

Distributions to Preferred Shareholders: (a)
Net investment income	(0.01	)*	(0.10)	(0.11)	(0.09)	(0.08)	(0.08)
Net realized gain	(0.03	)*	—	—	—	—	—
Return of capital	—		—	—	—	—	(0.00	)(b)
Total distributions to preferred shareholders	(0.04)		(0.10)	(0.11)	(0.09)	(0.08)	(0.08)

Net Increase in Net Assets Attributable to Common Shareholders Resulting from Operations	—		2.79	0.21	0.47	0.23	0.46

Distributions to Common Shareholders:
Net investment income	(0.05	)*	(0.18)	(0.08)	(0.05)	(0.02)	—
Net realized gain	(0.31	)*	—	—	—	—	—
Return of capital	—		(0.33)	(0.31)	(0.31)	(0.34)	(0.36)
Total distributions to common shareholders	(0.36)		(0.51)	(0.39)	(0.36)	(0.36)	(0.36)

Fund Share Transactions:
Increase in net asset value from repurchase of common shares	0.00	(b)	0.00 (b)	0.01	0.08	0.04	0.03
Increase in net asset value from repurchase of preferred shares	0.00	(b)	0.00 (b)	0.02	0.02	0.00 (b)	—
Total Fund share transactions	0.00	(b)	0.00 (b)	0.03	0.10	0.04	0.03

Net Asset Value Attributable to Common Shareholders, End of Period	$7.93		$8.29	$6.01	$6.16	$5.95	$6.03
NAV total return †	(0.32)%		48.13%	3.87%	9.84%	5.01%	7.94%
Market value, end of period	$8.15		$7.45	$5.29	$5.14	$5.12	$5.35
Investment total return ††	14.12%		52.28%	10.46%	7.72%	2.90%	12.01%

Ratios to Average Net Assets and Supplemental Data:
Net assets including liquidation value of preferred shares, end of period (in 000’s)	$157,365		$162,966	$134,270	$128,742	$136,594	$143,649
Net assets attributable to common shares, end of period (in 000’s)	$133,241		$134,242	$97,394	$101,628	$107,395	$114,397
Ratio of net investment income to average net assets attributable to common shares before preferred distributions	1.29	%(c)	1.82%	2.57%	2.12%	1.56%	1.33%
Ratio of operating expenses to average net assets attributable to common shares (d)(e)(f)	1.75	%(c)	1.95%	1.98%	2.12%	1.87%	1.80%
Portfolio turnover rate	57%		90%	77%	81%	121%	109%

See accompanying notes to financial statements.

GAMCO Natural Resources, Gold & Income Trust

Financial Highlights (Continued)

Selected data for a common share of beneficial interest outstanding throughout each period:

	Six Months Ended June 30, 2026	Year Ended December 31,
	(Unaudited)	2025	2024	2023	2022	2021
Cumulative Preferred Shares:
5.200% Series A Preferred
Liquidation value, end of period (in 000’s)	$24,124	$24,124	$24,377	$27,113	$29,199	$29,253
Total shares outstanding (in 000’s)	965	965	975	1,085	1,168	1,170
Liquidation preference per share	$25.00	$25.00	$25.00	$25.00	$25.00	$25.00
Average market value (g)	20.33	$21.54	$22.49	$22.83	$23.93	$25.87
Asset coverage per share (h)	$163.08	$141.84	$91.03	$118.71	$116.95	$122.77

5.000% Series B Preferred (i)
Liquidation value, end of period (in 000’s)	—	$4,600	$12,500	—	—	—
Total shares outstanding (in 000’s)	—	460	1,250	—	—	—
Liquidation preference per share	—	$10.00	$10.00	—	—	—
Asset coverage per share (h)	—	$56.74	$36.41	—	—	—
Asset Coverage (j)	652%	567%	364%	475%	468%	491%

†	Based on net asset value per share, adjusted for reinvestment of distributions at the net asset value per share on the ex-dividend dates. Total return for a period of less than one year is not annualized.
††	Based on market value per share, adjusted for reinvestment of distributions at prices obtained under the Fund’s dividend reinvestment plan. Total return for a period of less than one year is not annualized.
*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.
(a)	Calculated based on average common shares outstanding on the record dates throughout the periods.
(b)	Amount represents less than $0.005 per share.
(c)	Annualized.
(d)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. Had such payments not been made, this expense ratio for the year ended December 31, 2022 would have been 1.88%. For the years ended December 31, 2025, 2024, 2023, and 2021, there was no material impact on the expense ratios. For the six months ended June 30, 2026, the Fund did not have such credits.
(e)	Ratio of operating expenses to average net assets attributable to common shares excluding interest and dividend expense and service fees on securities sold short for the years ended December 31, 2025, 2024, 2022, and 2021 was 1.95%, 1.98%, 1.83%, and 1.79%, respectively, and 1.52%, 1.46%, 1.44%, and 1.42%, respectively, including liquidation value of preferred shares. For the six months ended June 30, 2026, there was no material impact on the in the expense ratio excluding interest and dividend expenses. For the year ended December 31, 2023, there was no material impact on the expense ratio excluding the service fees on securities sold short.
(f)	Ratio of operating expenses to average net assets including liquidation value of preferred shares for the six months ended June 30, 2026 and the years ended December 31, 2025, 2024, 2023, 2022, and 2021 would have been 1.48%, 1.52%, 1.46%, 1.66%, 1.48%, and 1.43%, respectively.
(g)	Based on weekly prices.
(h)	Asset coverage per share is calculated by combining all series of preferred shares.
(i)	The Series B Preferred was issued on February 22, 2024 and redeemed on March 20, 2026.
(j)	Asset coverage is calculated by combining all series of preferred shares.

See accompanying notes to financial statements.

GAMCO Natural Resources, Gold & Income Trust

Notes to Financial Statements (Unaudited)

1. Organization. GAMCO Natural Resources, Gold & Income Trust (the Fund) was organized on June 26, 2008 as a Delaware statutory trust. Although the Fund is registered as a non-diversified fund, it has operated as a diversified fund for over three years. Therefore, the Investment Company Act of 1940, as amended (the 1940 Act) obliges the Fund to continue to operate as a diversified fund unless the Fund obtains shareholder approval to operate as a non-diversified fund. The Fund commenced investment operations on January 27, 2011.

The Fund’s primary investment objective is to provide a high level of current income from interest, dividends, and option premiums. The Fund’s secondary investment objective is to seek capital appreciation consistent with the Fund’s strategy and its primary objective. The Fund will attempt to achieve its objectives, under normal market conditions, by investing at least 80% of its assets in equity securities of companies principally engaged in the natural resources and gold industries. As part of its investment strategy, the Fund intends to generate current income from short term gains through an option strategy of writing (selling) covered call options of the equity securities in its portfolio. The Fund may invest in the securities of companies located anywhere in the world. The Fund may invest a high percentage of its assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Fund may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility to the Fund’s NAV and a magnified effect in its total return.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. The Board has designated the Adviser as the valuation designee (Valuation Designee) under Rule 2a-5. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Valuation Designee so determines, by such other method as the Valuation Designee shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Valuation Designee if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the securities are valued using the closing bid price, unless the Valuation Designee determines such amount does not reflect the security’s fair value, in which case these securities will be fair valued as determined by the Valuation Designee. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is

GAMCO Natural Resources, Gold & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Valuation Designee. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — unadjusted quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of June 30, 2026 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 06/30/26
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$118,699,033	—	$118,699,033
Convertible Corporate Bonds (a)	—	$1,229,775	1,229,775
Corporate Bonds (a)	—	5,222,765	5,222,765
U.S. Government Obligations	—	37,729,686	37,729,686
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$118,699,033	$44,182,226	$162,881,259

INVESTMENTS IN SECURITIES:
LIABILITIES (Market Value):
Equity Contracts
Call Options Written	$(212,634)	$(4,334,598)	$(4,547,232)
Put Options Written	(716,265)	(812,890)	(1,529,155)
TOTAL INVESTMENTS IN SECURITIES - LIABLITIES	$(928,899)	$(5,147,488)	$(6,076,387)

(a)	Please refer to the Schedule of Investments (SOI) for the industry classifications of these portfolio holdings.

GAMCO Natural Resources, Gold & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in currencies options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

Collateral requirements differ by type of derivative. Collateral requirements are set by the broker or exchange clearing house for exchange traded derivatives, while collateral terms are contract specific for derivatives traded over-the-counter. Securities pledged to cover obligations of the Fund under derivative contracts are noted in the Schedule of Investments. Cash collateral, if any, pledged for the same purpose will be reported separately in the Statement of Assets and Liabilities.

GAMCO Natural Resources, Gold & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

The Fund’s policy with respect to offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. Therefore the Fund reflects derivative assets and liabilities any related collateral gross on the statement of assets and liabilities. The enforceability of the right to offset may vary by jurisdiction.

The Fund’s derivative contracts held at June 30, 2026, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Options. The Fund may purchase or write call or put options on securities or indices for the purpose of increasing the income of the Fund. As a writer of put options, the Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates.

As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a loss upon sale or at the expiration date, but only to the extent of the premium paid.

If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security. In the case of call options, the exercise prices are referred to as “in-the-money,” “at-the-money,” and “out-of-the-money,” respectively. The Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline during the option period, (b) at-the-money call options when the Adviser expects that the price of the underlying security will remain stable, decline, or advance moderately during the option period, and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option will be greater than the appreciation in the price of the underlying security above the exercise price. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. Out-of-the-money, at-the-money, and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions. Option positions at June 30, 2026 are reflected within the Schedule of Investments.

The Fund’s volume of activity in equity options contracts during the six months ended June 30, 2026 had an average monthly market value of approximately $10,619,427.

GAMCO Natural Resources, Gold & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

At June 30, 2026, the Fund’s derivative liabilities (by type) are as follows:

	Gross Amounts of Recognized Liabilities Presented in the Statement of Assets and Liabilities	Gross Amounts Available for Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Liabilities
OTC Equity Written Options	$5,147,488	—	$5,147,488

The following table presents the Fund’s derivative liabilities by counterparty net of the related collateral segregated by the Fund for the benefit of the counterparty as of June 30, 2026:

	Net Amounts Not Offset in the Statement of Assets and Liabilities
	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Securities Pledged as Collateral	Cash Collateral Pledged	Net Amount
Counterparty
Pershing LLC	$4,874,688	(4,874,688)	—	$—
The Goldman Sachs Group Inc.	228,685	(228,685)	—	—
Morgan Stanley	44,115	(44,115)	—	—
Total	$5,147,488	(5,147,488)	—	$—

The Effect of Derivative Instruments on the Statement of Operations
For the Six Months Ended June 30, 2026
Net Realized Gain/(Loss) from Derivatives Recognized in Income

	Purchased Options and Structured Options (Investments	Written Options and Structured Options	Futures Contracts	Swap Agreements	Foreign Currency Exchange Contracts	Total
Equity Risk	$—	$10,704,141	$—	$—	$—	$10,704,141

Net Change in Unrealized Appreciation/(Depreciation)
On Derivatives Recognized in Income

	Purchased Options and Structured Options (Investments	Written Options and Structured Options	Futures Contracts	Swap Agreements	Foreign Currency Exchange Contracts	Total
Equity Risk	$—	$(6,314,319)	$—	$—	$—	$(6,314,319)

As of June 30, 2026, the value of equity options written can be found in the Statement of Assets and Liabilities, under Liabilities, options written, at value. For the six months ended June 30, 2026, the effect of equity options written can be found in the Statement of Operations under Net Realized and Unrealized Gain/(Loss) on Investments, Written Options, and Foreign Currency, within Net realized gain on written options, and Net change in unrealized appreciation/(depreciation) on written options.

GAMCO Natural Resources, Gold & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

Limitations on the Purchase and Sale of Futures Contracts, Certain Options, and Swaps. Subject to the guidelines of the Board, the Fund may engage in “commodity interest” transactions (generally, transactions in futures, certain options, certain currency transactions, and certain types of swaps) only for bona fide hedging or other permissible transactions in accordance with the rules and regulations of the Commodity Futures Trading Commission (CFTC). Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (CEA), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to the Fund. The Fund and the Adviser are therefore not subject to registration or regulation as a commodity pool operator under the CEA. In addition, certain trading restrictions are now applicable to the Fund which permit the Fund to engage in commodity interest transactions that include (i) “bona fide hedging” transactions, as that term is defined and interpreted by the CFTC and its staff, without regard to the percentage of the Fund’s assets committed to margin and options premiums and (ii) non-bona fide hedging transactions, provided that the Fund does not enter into such non-bona fide hedging transactions if, immediately thereafter, either (a) the sum of the amount of initial margin deposits on the Fund’s existing futures positions or swaps positions and option or swaption premiums would exceed 5% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions, or (b) the aggregate net notional value of the Fund’s commodity interest transactions would not exceed 100% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions. Therefore, in order to claim the Rule 4.5 exemption, the Fund is limited in its ability to invest in commodity futures, options, and certain types of swaps (including securities futures, broad based stock index futures, and financial futures contracts). As a result, in the future the Fund will be more limited in its ability to use these instruments than in the past, and these limitations may have a negative impact on the ability of the Adviser to manage the Fund, and on the Fund’s performance.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually

GAMCO Natural Resources, Gold & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At June 30, 2026, the Fund did not hold any restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Custodian Fee Credits and Interest Expense. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee of 110% of the 90 day U.S. Treasury Bill rate on outstanding balances. This amount, if any, would be included in the Statement of Operations.

Distributions to Shareholders. Distributions to common shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized

GAMCO Natural Resources, Gold & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The Fund declares and pays monthly distributions from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the year. Distributions during the year may be made in excess of required distributions. Distributions sourced from paid-in capital should not be considered as dividend yield or the total return from an investment in the Fund. The Board will continue to monitor the Fund’s distribution level, taking into consideration the Fund’s NAV and the financial market environment. The Fund’s distribution policy is subject to modification by the Board at any time.

Distributions to shareholders of the Fund’s 5.200% Series A Cumulative Preferred Shares (Series A Preferred) and 5.200% Series B Cumulative Preferred Shares (Series B Preferred) are accrued on a daily basis and are determined as described in Note 7.

The tax character of distributions paid during the years ended December 31, 2025 was as follows:

	Common	Preferred
Distributions paid from:
Ordinary income	$2,845,839	$1,691,540
Return of capital	5,413,934	–
Total distributions paid	$8,259,773	$1,691,540

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The Fund is permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses. The Fund has a long term capital loss carryforward with no expiration of $62,889,580.

The Fund utilized $11,837,922 of the capital loss carryforward for the year ended December 31, 2025.

The following summarizes the tax cost of investments, derivatives, and the related net unrealized depreciation at June 30, 2026:

	Cost/ (Premiums)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Investments and other derivative instruments	$161,462,884	$16,792,631	$(21,450,643)	$(4,658,012)

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the year ended December 31, 2025, the Fund did not incur any income tax, interest, or

GAMCO Natural Resources, Gold & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

penalties. As of December 31, 2025, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

Recent Accounting Pronouncement. During the reporting period, the Fund adopted Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (“ASU 2023-09”). The amendment enhances income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction. During the reporting period, the Fund paid less than 1% in foreign or U.S. federal, state or local income taxes.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed weekly and paid monthly, equal on an annual basis to 1.00% of the value of the Fund’s average weekly net assets including the liquidation value of preferred shares. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio and oversees the administration of all aspects of the Fund’s business and affairs.

4. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2026, other than short term securities, aggregated $82,916,164 and $90,300,548, respectively.

5. Transactions with Affiliates and Other Arrangements. The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. Under the sub-administration agreement with the Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During the six months ended June 30, 2026, the Fund accrued $22,500 in accounting fees in the Statement of Operations.

As per the approval of the Board, the Fund compensates officers of the Fund, who are employed by the Fund and are not employed by the Adviser (although the officers may receive incentive based variable compensation from affiliates of the Adviser). During the six months ended June 30, 2026, the Fund accrued $66,428 in payroll expenses in the Statement of Operations.

The Fund pays retainer and per meeting fees to Independent Trustees and certain Interested Trustees, plus specified amounts to the Lead Trustee, Audit Committee Chairman, and Nominating Committee Chairman. Trustees are also reimbursed for out of pocket expenses incurred in attending meetings. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

6. Line of Credit. The Fund participates in an unsecured and uncommitted line of credit, which expires on April 9, 2027 and may be renewed annually, of up to $200,000,000 under which it may borrow up to one-third of its net assets from the bank for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. During the six months ended June 30, 2026, there were no borrowings under the line of credit.

7. Capital. The Fund is authorized to issue an unlimited number of common shares of beneficial interest (par value $0.001). The Board has authorized the repurchase of its shares in the open market when the shares are

GAMCO Natural Resources, Gold & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

trading at a discount of 7.5% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the year ended December 31, 2025, the Fund repurchased and retired 12,080 of its common shares at an investment of $82,988 and at an average discount of approximately 10.30%, from its NAV.

Transactions in common shares of beneficial interest for the year ended December 31, 2025, respectively, were as follows:

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Amount	Shares	Amount
Increase in net assets from common shares issued in offering	622,709	$5,100,036	—	—
Net increase in net assets from common shares issued upon reinvestment of distributions	3,055	24,345	—	—
Net decrease from repurchase of common shares	—	—	(12,080)	$(82,988)
Net increase/(decrease)	625,764	$5,124,381	(12,080)	$(82,988)

As of June 30, 2026, the Fund had an effective shelf registration authorizing the issuance of $200 million in common or preferred shares. On April 24, 2026, the Fund filed a prospectus supplement for at-the-market offerings of up to one million common shares. On June 30, 2026, the Fund filed a prospectus supplement for at-the-market offerings of up to two million common shares. During the six months ended June 30, 2026, the Fund sold its common shares in “at-the-market” offerings as summarized in the following table:

Six Months Ended	Shares Issued	Net Proceeds
June 30, 2026	622,709	$5,100,036

The Fund’s Declaration of Trust, as amended, authorizes the issuance of an unlimited number of $0.001 par value Preferred Shares. On October 26, 2017, the Fund issued 1,200,000 shares of 5.20% Series A Cumulative Preferred Shares (Series A Preferred), receiving $28,851,132, after the deduction of offering expenses of $203,868 and underwriting fees of $945,000. The Series A Preferred has a liquidation value of $25 per share and an annual dividend rate of 5.20%. The Board has authorized the repurchase of the Series A Preferred in the open market at prices less than $25 liquidation value per share. During the years ended December 31, 2025 and 2024, the Fund repurchased and retired 10,105 and 109,467 Series A Preferred at investments of $218,527 and $2,468,218 and at average discounts of approximately 13.50% and 9.91% to its liquidation preference. At December 31, 2025, $964,960 Series A Preferred shares were outstanding and accrued dividends amounted to $19,017. On February 22, 2024, the Fund issued 1,250,000 shares of 5.20% Series B Preferred (Series B Preferred), receiving net proceeds of $12,425,000 after the deduction of estimated offering expenses of $75,000. The Series B Preferred has a liquidation value of $10 per share and is puttable in each of the 60-day periods ending June 26, 2025 and March 26, 2026; the Board determined to add March 26, 2026 and March 26, 2027 as additional put dates for the Series B Preferred and owners of Series B Preferred could put their shares in each of the 60-day periods ending on March 26, 2026 and March 26, 2027. On March 20, 2026, the Fund

GAMCO Natural Resources, Gold & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

redeemed all outstanding Series B Preferred at the liquidation preference of $10.00 per share plus accumulated and unpaid dividends.

The Series A Preferred Shares are senior to the common shares and result in the financial leveraging of the common shares. Such leveraging tends to magnify both the risks and opportunities to common shareholders. Dividends on the Series A Preferred are cumulative. The Fund is required by the 1940 Act and by the Statement of Preferences to meet certain asset coverage tests with respect to the Series A Preferred. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Series A Preferred at the redemption price of $25 per share, plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet the requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common shareholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund’s assets may vary in a manner unrelated to the fixed rate, which could have either a beneficial or detrimental impact on net investment income and gains available to common shareholders.

The holders of Preferred Shares generally are entitled to one vote per share held on each matter submitted to a vote of shareholders of the Fund and will vote together with holders of common shares as a single class. The holders of Preferred Shares voting together as a single class also have the right currently to elect two Trustees and, under certain circumstances, are entitled to elect a majority of the Board. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the Preferred Shares, voting as a single class, will be required to approve any plan of reorganization adversely affecting the Preferred Shares, and the approval of two-thirds of each class, voting separately, of the Fund’s outstanding voting shares must approve the conversion of the Fund from a closed-end to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding Preferred Shares and a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities are required to approve certain other actions, including changes in the Fund’s investment objectives or fundamental investment policies.

8. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9. Segment Reporting. The Fund’s Principal Executive Officer and Principal Financial Officer act as the Fund’s chief operating decision maker (CODM), as defined in ASC Topic 280, assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies, and executed by the Fund’s portfolio management team, comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s Schedule of Investments, Statements of Operations and Changes in Net Assets and Financial Highlights.

10. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

GAMCO Natural Resources, Gold & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

Certifications

The Fund’s Chief Executive Officer has certified to the New York Stock Exchange (NYSE) that, as of May 19, 2026, he was not aware of any violation by the Fund of applicable NYSE corporate governance listing standards. The Fund reports to the SEC on Form N-CSR which contains certifications by the Fund’s principal executive officer and principal financial officer that relate to the Fund’s disclosure in such reports and that are required by Rule 30a-2(a) under the 1940 Act.

Shareholder Meeting – May 11, 2026 – Final Results

The Fund’s Annual Meeting of Shareholders was held on May 11, 2026. At that meeting, common and preferred shareholders, voting together as a single class, re-elected Michael J. Melarkey, Agnes Mullady, and Anthonie C. van Ekirs as Trustees of the Fund, with a total of 11,978,254 votes, 12,483,558 votes and 12,466,260 votes in favor of these Trustees, and a total of 1,090,749 votes, 585,445 and 602,743 votes withheld for these Trustees, respectively.

Anthony S. Colavita, James P. Conn, Vincent D. Enright, Frank J. Fahrenkopf, Jr., William F. Heitmann, and Salvatore J. Zizza continue to serve in their capacities as Trustees of the Fund.

We thank you for your participation and appreciate your continued support.

GAMCO NATURAL RESOURCES, GOLD & INCOME TRUST

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Caesar M. P. Bryan joined GAMCO Asset Management in 1994. He is a member of the global investment team of Gabelli Funds, LLC and portfolio manager of several funds within the Fund Complex. Prior to joining Gabelli, Mr. Bryan was a portfolio manager at Lexington Management. He began his investment career at Samuel Montagu Company, the London based merchant bank. Mr. Bryan graduated from the University of Southampton in England with a Bachelor of Law and is a member of the English Bar.

Vincent Hugonnard-Roche joined GAMCO Investors, Inc. in 2000. He is Director of Quantitative Strategies, head of the Gabelli Risk Management Group, serves as a portfolio manager of Gabelli Funds, LLC, and manages several funds within the Fund Complex. He received a Master’s degree in Mathematics of Decision Making from EISITI, France and an MS in Finance from ESSEC, France.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Specialized Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “Specialized Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGNTX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may from time to time purchase its common shares in the open market when the Fund’s shares are trading at a discount of 7.5% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

TRUSTEES

Anthony S. Colavita
Attorney,
Anthony S. Colavita, P.C.

James P. Conn
Former Managing Director &
Chief Investment Officer,
Financial Security Assurance
Holdings LTD.

Vincent D. Enright
Former Senior Vice President &
Chief Financial Officer,
KeySpan Corp.

Frank J. Fahrenkopf, Jr.
Former President & Chief
Executive Officer,
American Gaming Association

William F. Heitmann
Former Senior Vice President
of Finance,
Verizon Communications, Inc.

Michael J. Melarkey
Of Counsel,
McDonald Carano Wilson LLP

Agnes Mullady
Former Senior Vice President,
GAMCO Investors, Inc.

Anthonie C. van Ekris
Chairman,
BALMAC International, Inc.

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

OFFICERS

John C. Ball
President, Treasurer, Principal
Financial and Accounting Officer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

David I. Schachter
Vice President & Ombudsman

Carter W. Austin
Vice President

INVESTMENT ADVISER

Gabelli Funds, LLC

CUSTODIAN

The Bank of New York
Mellon

COUNSEL

Skadden, Arps, Slate, Meagher &
Flom LLP

TRANSFER AGENT AND
REGISTRAR

Equiniti Trust Company, LLC

GNT Q2/2026

GABELLI
FUNDS

GAMCO NATURAL RESOURCES, GOLD & INCOME TRUST

GNT

Semiannual Report
June 30, 2026

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

(a)	Provide the information specified in the table with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser” as defined in Rule 10b-18(a)(3) under the Exchange Act (17CFR 240-10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

REGISTRANT PURCHASES OF EQUITY SECURITIES

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1 01/01/2026 through 01/31/2026	Common – N/A Preferred Series A – N/A Preferred Series B – N/A	Common – N/A Preferred Series A – N/A Preferred Series B – N/A	Common – N/A Preferred Series A – N/A Preferred Series B – N/A	Common – 16,185,959 Preferred Series A – 964,960 Preferred Series B – 1,250,000
Month #2 02/01/2026 through 02/28/2026	Common – N/A Preferred Series A – N/A Preferred Series B – N/A	Common – N/A Preferred Series A – N/A Preferred Series B – N/A	Common – N/A Preferred Series A – N/A Preferred Series B – N/A	Common – 16,185,959 Preferred Series A – 964,960 Preferred Series B – 1,250,000
Month #3 03/01/2026 through 03/31/2026	Common – N/A Preferred Series A – N/A Preferred Series B – N/A	Common – N/A Preferred Series A – N/A Preferred Series B – N/A	Common – N/A Preferred Series A – N/A Preferred Series B – N/A	Common – 16,185,959 Preferred Series A – 964,960 Preferred Series B – 1,250,000
Month #4 04/01/2026 through 04/30/2026	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – 16,185,959 Preferred Series A – 964,960

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #5 05/01/2026 through 05/31/2026	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – 16,185,959 Preferred Series A – 964,960
Month #6 06/01/2026 through 06/30/2026	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – 16,808,668 Preferred Series A – 964,960
Total	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	N/A

Footnote columns (c) and (d) of the table, by disclosing the following information in the aggregate for all plans or programs publicly announced:

a.	The date each plan or program was announced – The notice of the potential repurchase of common and preferred shares occurs semiannually in the Fund’s shareholder reports in accordance with Section 23(c) of the Investment Company Act of 1940, as amended.

b.	The dollar amount (or share or unit amount) approved – Any or all common shares outstanding may be repurchased when the Fund’s common shares are trading at a discount of 7.5% or more from the net asset value of the shares. Any or all preferred shares outstanding may be repurchased when the Fund’s preferred shares are trading at a discount to the liquidation preference.

c.	The expiration date (if any) of each plan or program – The Fund’s repurchase plans are ongoing.

d.	Each plan or program that has expired during the period covered by the table – The Fund’s repurchase plans are ongoing.

e.	Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. – The Fund’s repurchase plans are ongoing.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	If the registrant is a closed-end management investment company, provide the following dollar amounts of income and fees/compensation related to the securities lending activities of the registrant during its most recent fiscal year:

(1)	Gross income from securities lending activities; $0

(2)	All fees and/or compensation for each of the following securities lending activities and related services: any share of revenue generated by the securities lending program paid to the securities lending agent(s) (“revenue split”); fees paid for cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split; administrative fees that are not included in the revenue split; fees for indemnification that are not included in the revenue split; rebates paid to borrowers; and any other fees relating to the securities lending program that are not included in the revenue split, including a description of those other fees; $0

(3)	The aggregate fees/compensation disclosed pursuant to paragraph (2); $0 and

(4)	Net income from securities lending activities (i.e., the dollar amount in paragraph (1) minus the dollar amount in paragraph (3)). $0

(b)	If the registrant is a closed-end management investment company, describe the services provided to the registrant by the securities lending agent in the registrant’s most recent fiscal year. N/A

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GAMCO Natural Resources, Gold & Income Trust

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 8, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 8, 2026

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	September 8, 2026

*	Print the name and title of each signing officer under his or her signature.